Conservative Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value

Exchange Traded Funds — 5.5%

Large-Cap Funds — 3.6%
Vanguard S&P 500 ETF	1,654	$693,125

Fixed Income Funds — 1.9%
Vanguard Long-Term Treasury ETF	4,101	374,955

Total Exchange Traded Funds (identified cost $830,901)		1,068,080

Mutual Funds — 87.2%

Large-Cap Funds — 7.7%
BMO Dividend Income Fund — Institutional Class (1)	7,474	136,548
BMO Large-Cap Growth Fund — Class R6 (1)	10,228	278,928
BMO Large-Cap Value Fund — Class R6 (1)	16,844	309,926
BMO Low Volatility Equity Fund — Institutional Class (1)	13,993	240,539
Dodge & Cox Stock Fund — Retail Class	1,022	241,866
Harbor Capital Appreciation Fund — Retirement Class	1,239	153,502
T. Rowe Price Growth Stock Fund — Institutional Class	1,083	127,377

Total Large-Cap Funds		1,488,686

Mid-Cap Funds — 2.1%
John Hancock Disciplined Value Mid Cap Fund — Class R6	5,540	153,636
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	1,232	156,017
Vanguard Mid-Cap Index Fund — Institutional Class	1,393	93,780

Total Mid-Cap Funds		403,433

Small-Cap Funds — 1.3%
BMO Small-Cap Growth Fund — Institutional Class (1)	4,250	101,287
BMO Small-Cap Value Fund — Class R6 (1)	7,155	117,838
Goldman Sachs Small Cap Value Fund — Institutional Class	607	40,636

Total Small-Cap Funds		259,761

International Funds — 5.9%
BMO Disciplined International Equity Fund — Institutional Class (1)	11,239	128,464
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	15,712	263,657
BMO Pyrford International Stock Fund — Class R6 (1)	12,895	185,305
Dodge & Cox International Stock Fund — Retail Class	2,760	127,406
MFS International Value Fund — Class R6	3,416	188,066
T. Rowe Price International Discovery Fund — Institutional Class	796	75,990
Vanguard Emerging Markets Stock Index Fund — Admiral Class	4,147	168,685

Total International Funds		1,137,573

Fixed Income Funds — 63.2%
BMO Core Plus Bond Fund — Institutional Class (1)	318,387	3,874,766
BMO Corporate Income Fund — Institutional Class (1)	29,662	418,536
Federated Hermes Institutional High-Yield Bond Fund — Class R6	101,140	990,162
Metropolitan West Total Return Bond Fund — Plan Class	365,679	3,755,519
TCW Emerging Markets Income Fund — Plan Class	176,636	1,342,431
Vanguard Total Bond Market Index Fund — Institutional Class	165,293	1,862,857

Total Fixed Income Funds		12,244,271

Alternative Funds — 7.0%
BNY Mellon Global Real Return Fund — Class Y	78,294	1,355,270

Total Mutual Funds (identified cost $13,880,651)		16,888,994

Short-Term Investments — 115.4%

Mutual Funds — 115.4%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	22,335,329	22,335,329

Total Short-Term Investments — 115.4% (identified cost $22,335,329)		22,335,329

Total Investments — 208.1% (identified cost $37,046,881)		40,292,403

Other Assets and Liabilities — (108.1)%		(20,929,318)

Total Net Assets — 100.0%		$19,363,085

Moderate Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value

Exchange Traded Funds — 9.0%

Large-Cap Funds — 8.2%
Vanguard S&P 500 ETF	11,222	$4,702,691

Fixed Income Funds — 0.8%
Vanguard Long-Term Treasury ETF	5,051	461,813

Total Exchange Traded Funds (identified cost $3,577,736)		5,164,504

Mutual Funds — 87.4%

Large-Cap Funds — 15.2%
BMO Dividend Income Fund — Institutional Class (1)	45,242	826,564
BMO Large-Cap Growth Fund — Class R6 (1)	58,772	1,602,727
BMO Large-Cap Value Fund — Class R6 (1)	97,902	1,801,402
BMO Low Volatility Equity Fund — Institutional Class (1)	81,041	1,393,092
Dodge & Cox Stock Fund — Retail Class	5,916	1,400,673
Harbor Capital Appreciation Fund — Retirement Class	7,177	889,286
T. Rowe Price Growth Stock Fund — Institutional Class	6,536	768,624

Total Large-Cap Funds		8,682,368

Mid-Cap Funds — 3.3%
John Hancock Disciplined Value Mid Cap Fund — Class R6	24,125	668,986
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	5,341	676,560
Vanguard Mid-Cap Index Fund — Institutional Class	8,358	562,642

Total Mid-Cap Funds		1,908,188

Small-Cap Funds — 2.8%
BMO Small-Cap Growth Fund — Institutional Class (1)	24,840	591,936
BMO Small-Cap Value Fund — Class R6 (1)	46,163	760,306
Goldman Sachs Small Cap Value Fund — Institutional Class	3,739	250,448

Total Small-Cap Funds		1,602,690

International Funds — 11.7%
BMO Disciplined International Equity Fund — Institutional Class (1)	70,973	811,224
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	82,489	1,384,170
BMO Pyrford International Stock Fund — Class R6 (1)	81,289	1,168,117
Dodge & Cox International Stock Fund — Retail Class	17,483	807,002
MFS International Value Fund — Class R6	21,424	1,179,585
T. Rowe Price International Discovery Fund — Institutional Class	5,008	478,122
Vanguard Emerging Markets Stock Index Fund — Admiral Class	20,425	830,882

Total International Funds		6,659,102

Fixed Income Funds — 49.1%
BMO Core Plus Bond Fund — Institutional Class (1)	827,353	10,068,881
BMO Corporate Income Fund — Institutional Class (1)	123,215	1,738,568
Federated Hermes Institutional High-Yield Bond Fund — Class R6	229,847	2,250,205
Metropolitan West Total Return Bond Fund — Plan Class	898,142	9,223,918
TCW Emerging Markets Income Fund — Plan Class	399,234	3,034,181
Vanguard Total Bond Market Index Fund — Institutional Class	155,459	1,752,017

Total Fixed Income Funds		28,067,770

Alternative Funds — 5.3%
BNY Mellon Global Real Return Fund — Class Y	173,120	2,996,701

Total Mutual Funds (identified cost $38,819,739)		49,916,819

Short-Term Investments — 46.1%

Mutual Funds — 46.1%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	26,325,816	26,325,816

Total Short-Term Investments — 46.1% (identified cost $26,325,816)		26,325,816

Total Investments — 142.5% (identified cost $68,723,291)		81,407,139

Other Assets and Liabilities — (42.5)%		(24,294,386)

Total Net Assets — 100.0%		$57,112,753

Balanced Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value

Exchange Traded Funds — 8.4%

Large-Cap Funds — 7.9%
Vanguard S&P 500 ETF	35,401	$14,835,143

Fixed Income Funds — 0.5%
Vanguard Long-Term Treasury ETF	11,080	1,013,044

Total Exchange Traded Funds (identified cost $10,725,953)		15,848,187

Mutual Funds — 88.8%

Large-Cap Funds — 28.2%
BMO Dividend Income Fund — Institutional Class (1)	222,518	4,065,402
BMO Large-Cap Growth Fund — Class R6 (1)	291,176	7,940,377
BMO Large-Cap Value Fund — Class R6 (1)	486,654	8,954,433
BMO Low Volatility Equity Fund — Institutional Class (1)	400,699	6,888,014
Dodge & Cox Stock Fund — Retail Class	29,320	6,942,210
Harbor Capital Appreciation Fund — Retirement Class	35,559	4,406,156
T. Rowe Price Growth Stock Fund — Institutional Class	31,878	3,748,530
Vanguard Institutional Index Fund — Institutional Class	24,508	9,799,416

Total Large-Cap Funds		52,744,538

Mid-Cap Funds — 4.5%
John Hancock Disciplined Value Mid Cap Fund — Class R6	102,113	2,831,587
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	22,606	2,863,252
Vanguard Mid-Cap Index Fund — Institutional Class	41,201	2,773,647

Total Mid-Cap Funds		8,468,486

Small-Cap Funds — 3.8%
BMO Small-Cap Growth Fund — Institutional Class (1)	121,893	2,904,708
BMO Small-Cap Value Fund — Class R6 (1)	185,711	3,058,664
Goldman Sachs Small Cap Value Fund — Institutional Class	18,306	1,226,133

Total Small-Cap Funds		7,189,505

International Funds — 17.2%
BMO Disciplined International Equity Fund — Institutional Class (1)	337,926	3,862,497
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	359,353	6,029,934
BMO Pyrford International Stock Fund — Class R6 (1)	389,054	5,590,708
Dodge & Cox International Stock Fund — Retail Class	83,271	3,843,806
MFS International Value Fund — Class R6	102,464	5,641,667
T. Rowe Price International Discovery Fund — Institutional Class	24,091	2,300,012
Vanguard Developed Markets Index Fund — Admiral Class	69,120	1,101,079
Vanguard Emerging Markets Stock Index Fund — Admiral Class	91,668	3,729,035

Total International Funds		32,098,738

Fixed Income Funds — 31.2%
BMO Core Plus Bond Fund — Institutional Class (1)	1,492,790	18,167,257
BMO Corporate Income Fund — Institutional Class (1)	526,558	7,429,727
Federated Hermes Institutional High-Yield Bond Fund — Class R6	379,495	3,715,257
Metropolitan West Total Return Bond Fund — Plan Class	1,751,833	17,991,319
TCW Emerging Markets Income Fund — Plan Class	959,908	7,295,302
Vanguard Total Bond Market Index Fund — Institutional Class	332,275	3,744,742

Total Fixed Income Funds		58,343,604

Alternative Funds — 3.9%
BNY Mellon Global Real Return Fund — Class Y	424,499	7,348,079

Total Mutual Funds (identified cost $109,491,802)		166,192,950

Short-Term Investments — 33.3%

Mutual Funds — 33.3%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	62,289,228	62,289,228

Total Short-Term Investments — 33.3% (identified cost $62,289,228)		62,289,228

Total Investments — 130.5% (identified cost $182,506,983)		244,330,365

Other Assets and Liabilities — (30.5)%		(57,141,464)

Total Net Assets — 100.0%		$187,188,901

Growth Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value

Exchange Traded Funds — 7.7%

Large-Cap Funds — 6.5%
Vanguard S&P 500 ETF	8,105	$3,396,481

Fixed Income Funds — 1.2%
Vanguard Long-Term Treasury ETF	6,881	629,130

Total Exchange Traded Funds (identified cost $2,917,131)		4,025,611

Mutual Funds — 84.4%

Large-Cap Funds — 38.6%
BMO Dividend Income Fund — Institutional Class (1)	77,928	1,423,742
BMO Large-Cap Growth Fund — Class R6 (1)	102,853	2,804,802
BMO Large-Cap Value Fund — Class R6 (1)	168,493	3,100,263
BMO Low Volatility Equity Fund — Institutional Class (1)	139,637	2,400,364
Dodge & Cox Stock Fund — Retail Class	10,218	2,419,385
Harbor Capital Appreciation Fund — Retirement Class	12,601	1,561,390
T. Rowe Price Growth Stock Fund — Institutional Class	11,378	1,337,944
Vanguard Institutional Index Fund — Institutional Class	12,508	5,001,487

Total Large-Cap Funds		20,049,377

Mid-Cap Funds — 5.9%
John Hancock Disciplined Value Mid Cap Fund — Class R6	37,298	1,034,277
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	8,315	1,053,155
Vanguard Mid-Cap Index Fund — Institutional Class	14,553	979,687

Total Mid-Cap Funds		3,067,119

Small-Cap Funds — 5.0%
BMO Small-Cap Growth Fund — Institutional Class (1)	42,262	1,007,099
BMO Small-Cap Value Fund — Class R6 (1)	71,253	1,173,537
Goldman Sachs Small Cap Value Fund — Institutional Class	6,388	427,904

Total Small-Cap Funds		2,608,540

International Funds — 21.5%
BMO Disciplined International Equity Fund — Institutional Class (1)	117,747	1,345,844
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	126,733	2,126,575
BMO Pyrford International Stock Fund — Class R6 (1)	127,730	1,835,489
Dodge & Cox International Stock Fund — Retail Class	28,882	1,333,184
MFS International Value Fund — Class R6	35,774	1,969,709
T. Rowe Price International Discovery Fund — Institutional Class	8,336	795,841
Vanguard Developed Markets Index Fund — Admiral Class	24,144	384,613
Vanguard Emerging Markets Stock Index Fund — Admiral Class	33,265	1,353,214

Total International Funds		11,144,469

Fixed Income Funds — 11.0%
BMO Core Plus Bond Fund — Institutional Class (1)	97,298	1,184,114
BMO Corporate Income Fund — Institutional Class (1)	171,673	2,422,298
Federated Hermes Institutional High-Yield Bond Fund — Class R6	49,739	486,948
Metropolitan West Total Return Bond Fund — Plan Class	74,927	769,505
TCW Emerging Markets Income Fund — Plan Class	113,639	863,655

Total Fixed Income Funds		5,726,520

Alternative Funds — 2.4%
BNY Mellon Global Real Return Fund — Class Y	72,368	1,252,696

Total Mutual Funds (identified cost $24,047,313)		43,848,721

Short-Term Investments — 145.2%

Mutual Funds — 145.2%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	75,495,736	75,495,736

Total Short-Term Investments — 145.2% (identified cost $75,495,736)		75,495,736

Total Investments — 237.3% (identified cost $102,460,180)		123,370,068

Other Assets and Liabilities — (137.3)%		(71,386,887)

Total Net Assets — 100.0%		$51,983,181

Aggressive Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2021

(Unaudited)

Description	Shares	Value

Exchange Traded Funds — 9.4%

Large-Cap Funds — 9.4%
Vanguard S&P 500 ETF (identified cost $7,355,047)	25,036	$10,491,586

Mutual Funds — 85.8%

Large-Cap Funds — 46.6%
BMO Dividend Income Fund — Institutional Class (1)	233,467	4,265,452
BMO Large-Cap Growth Fund — Class R6 (1)	280,130	7,639,143
BMO Large-Cap Value Fund — Class R6 (1)	460,232	8,468,274
BMO Low Volatility Equity Fund — Institutional Class (1)	371,863	6,392,325
Dodge & Cox Stock Fund — Retail Class	26,936	6,377,602
Harbor Capital Appreciation Fund — Retirement Class	35,293	4,373,148
T. Rowe Price Growth Stock Fund — Institutional Class	27,783	3,267,011
Vanguard Institutional Index Fund — Institutional Class	27,929	11,167,269

Total Large-Cap Funds		51,950,224

Mid-Cap Funds — 5.8%
John Hancock Disciplined Value Mid Cap Fund — Class R6	76,504	2,121,469
T. Rowe Price Mid-Cap Growth Fund — Institutional Class	16,967	2,149,002
Vanguard Mid-Cap Index Fund — Institutional Class	31,787	2,139,865

Total Mid-Cap Funds		6,410,336

Small-Cap Funds — 6.6%
BMO Small-Cap Growth Fund — Institutional Class (1)	133,191	3,173,946
BMO Small-Cap Value Fund — Class R6 (1)	190,236	3,133,184
Goldman Sachs Small Cap Value Fund — Institutional Class	15,696	1,051,337

Total Small-Cap Funds		7,358,467

International Funds — 26.8%
BMO Disciplined International Equity Fund — Institutional Class (1)	282,013	3,223,412
BMO LGM Emerging Markets Equity Fund — Institutional Class (1)	372,903	6,257,307
BMO Pyrford International Stock Fund — Class R6 (1)	372,202	5,348,544
Dodge & Cox International Stock Fund — Retail Class	69,394	3,203,227
MFS International Value Fund — Class R6	98,262	5,410,308
T. Rowe Price International Discovery Fund — Institutional Class	22,510	2,149,005
Vanguard Developed Markets Index Fund — Admiral Class	67,257	1,071,409
Vanguard Emerging Markets Stock Index Fund — Admiral Class	79,478	3,233,168

Total International Funds		29,896,380
Total Mutual Funds (identified cost $47,290,350)		95,615,407

Short-Term Investments — 71.1%

Mutual Funds — 71.1%
BMO Government Money Market Fund — Premier Class, 0.010% (1)	79,179,320	79,179,320

Total Short-Term Investments — 71.1% (identified cost $79,179,319)		79,179,320

Total Investments — 166.3% (identified cost $133,824,716)		185,286,313

Other Assets and Liabilities — (66.3)%		(73,885,875)

Total Net Assets — 100.0%		$111,400,438

Notes to Schedules of Investments (Unaudited)

The categories of investments are shown as a percentage of total net assets for each Fund as of November 30, 2021.

(1)	Denotes an investment in an affiliated entity. Please refer to Note 3, Investments in Affiliated Issuers, in the Additional Information Associated with the Schedule of Investments.

ETF	Exchange Traded Fund

Notes to Schedules of Investments (Unaudited)

Additional Information Associated with the Schedules of Investments (Unaudited)

1.	Organization

BMO Funds, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940 (the “Act”), as amended as an open-end management investment company. As of November 30, 2021, the Corporation consisted of 26 portfolios, including 5 target risk diversified portfolios within this quarterly report (individually referred to as the “Fund,” or collectively as the “Funds”), each with differing share class offerings as well as 21 other portfolios whose quarterly report is available under a separate cover. BMO Asset Management Corp. serves as the Funds’ investment adviser (the “Adviser”), a Delaware corporation headquartered in Chicago, Illinois that is a wholly-owned subsidiary of BMO Financial Corp.

Fund	Inception Date	Investment Objective
Conservative Allocation Fund	May 30, 2014	To provide total return primarily from income, secondarily from appreciation.
Moderate Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Balanced Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Growth Allocation Fund	May 30, 2014	To provide total investment return from income and appreciation.
Aggressive Allocation Fund	May 30, 2014	To provide total investment return primarily from appreciation, secondarily from income.

Each Fund seeks to achieve its investment objectives by investing in a mix (without limitation) of BMO Funds and unaffiliated mutual funds. The Funds are designed to provide investors with investment management, asset allocation, and ongoing reallocation over time. Each Fund is considered a “fund of funds” because it invests in other mutual funds. A fund of funds bears its own direct expenses in addition to bearing a proportionate share of expenses charged to the underlying funds in which it invests.

2.	Fair Value Measurements Discussion and Disclosure

Investment Valuations—Investments in other open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Directors (the “Directors”). The Directors have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Directors. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

In valuing underlying fund investments, the Funds use the NAVs reported by the underlying funds. An underlying fund may need to fair value one or more of its investments, which may, in turn, require a Fund to do the same because of delays in obtaining the underlying fund’s NAV.

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

Various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3 - significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended November 30, 2021, the Funds had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy. It is the Funds’ policy to recognize transfers between category levels at the end of the period. For the period ended November 30, 2021, there were no transfers in and out of Level 1, Level 2 , and Level 3. The Funds did not hold any Level 2 or Level 3 securities as of November 30, 2021.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Funds’ assets:

	Conservative Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,068,080	$—	$—	$1,068,080
Mutual Funds	16,888,994	—	—	16,888,994
Short-Term Investments	22,335,329	—	—	22,335,329

Total	$40,292,403	$—	$—	$40,292,403

Notes to Schedules of Investments (Unaudited)

	Moderate Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,164,504	$—	$—	$5,164,504
Mutual Funds	49,916,819	—	—	49,916,819
Short-Term Investments	26,325,816	—	—	26,325,816

Total	$81,407,139	$—	$—	$81,407,139

	Balanced Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$15,848,187	$—	$—	$15,848,187
Mutual Funds	166,192,950	—	—	166,192,950
Short-Term Investments	62,289,228	—	—	62,289,228

Total	$244,330,365	$—	$—	$244,330,365

	Growth Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,025,611	$—	$—	$4,025,611
Mutual Funds	43,848,721	—	—	43,848,721
Short-Term Investments	75,495,736	—	—	75,495,736

Total	$123,370,068	$—	$—	$123,370,068

	Aggressive Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$10,491,586	$—	$—	$10,491,586
Mutual Funds	95,615,407	—	—	95,615,407
Short-Term Investments	79,179,320	—	—	79,179,320

Total	$185,286,313	$—	$—	$185,286,313

3.	Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in the BMO Funds. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of November 30, 2021. Please refer to the Schedule of Investments for which class each Fund’s underlying affiliated issuer represents.

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Conservative Allocation Fund

Large-Cap Funds – 5.0%
BMO Low Volatility Equity Fund	$553,751	$3,108	$309,113	$(112,407)	$105,200	$240,539	$3,108	$—
BMO Dividend Income Fund	321,873	1,980	185,907	(83,196)	81,798	136,548	1,980	—
BMO Large-Cap Value Fund	732,689	3,424	409,428	(217,920)	201,161	309,926	3,424	—
BMO Large-Cap Growth Fund	646,082	30,591	394,751	(174,765)	171,771	278,928	—	—

						965,941
Small-Cap Funds – 1.1%
BMO Small-Cap Growth Fund	252,114	—	146,459	(86,686)	82,318	101,287	—	—
BMO Small-Cap Value Fund	290,659	—	178,294	(28,735)	34,208	117,838	—	—

						219,125
International Funds – 3.0%
BMO LGM Emerging Markets Equity Fund	598,854	—	301,728	(40,598)	7,129	263,657	—	—
BMO Pyrford International Stock Fund	430,305	—	222,606	(77,553)	55,159	185,305	—	—
BMO Disciplined International Equity Fund	297,790	—	156,873	(43,030)	30,577	128,464	—	—

						577,426
Fixed Income Funds – 22.2%
BMO Core Plus Bond Fund	8,811,188	208,103	5,001,701	(661,678)	518,854	3,874,766	56,951	—
BMO Corporate Income Fund	951,649	6,674	521,551	(19,267)	1,031	418,536	6,862	—

						4,293,302
Short-Term Investment – 115.4%

Cash Sweep Investments in BMO
Government Money Market Fund — Premier Class, 0.010%	397,241	24,047,887	2,109,799	—	—	22,335,329	10	—

Totals	$14,284,195	$24,301,767	$9,938,210	$(1,545,835)	$1,289,206	$28,391,123	$72,335	$—

Moderate Allocation Fund

Large-Cap Funds – 9.8%
BMO Low Volatility Equity Fund	$2,134,965	$11,982	$716,007	$(194,440)	$156,592	$1,393,092	$11,982	$—
BMO Dividend Income Fund	1,244,534	7,655	412,809	(200,368)	187,552	826,564	7,655	—
BMO Large-Cap Value Fund	2,722,191	12,721	853,958	(376,450)	296,898	1,801,402	12,721	—
BMO Large-Cap Growth Fund	2,432,141	—	807,897	(441,609)	420,092	1,602,727	—	—

						5,623,785
Small-Cap Funds – 2.4%
BMO Small-Cap Growth Fund	944,765	—	335,568	(224,671)	207,410	591,936	—	—
BMO Small-Cap Value Fund	1,132,424	—	386,530	(49,821)	64,233	760,306	—	—

						1,352,242
International Funds – 5.9%
BMO LGM Emerging Markets Equity Fund	1,966,100	92,672	554,168	(110,298)	(10,136)	1,384,170	—	—
BMO Pyrford International Stock Fund	1,779,209	—	512,973	(203,326)	105,207	1,168,117	—	—
BMO Disciplined International Equity Fund	1,198,196	—	331,891	(112,042)	56,961	811,224	—	—

						3,363,511
Fixed Income Funds – 20.7%
BMO Core Plus Bond Fund	14,890,062	566,079	5,157,857	(270,320)	40,917	10,068,881	96,101	—
BMO Corporate Income Fund	2,596,145	18,509	828,387	(18,592)	(29,107)	1,738,568	19,002	—

						11,807,449
Short-Term Investment – 46.1%

Cash Sweep Investments in BMO
Government Money Market Fund — Premier Class, 0.010%	561,011	28,126,323	2,361,518	—	—	26,325,816	18	—

Totals	$33,601,743	$28,835,941	$13,259,563	$(2,201,937)	$1,496,619	$48,472,803	$147,479	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Balanced Allocation Fund

Large-Cap Funds – 14.9%
BMO Low Volatility Equity Fund	$9,488,105	$368,862	$2,790,054	$(1,119,967)	$941,068	$6,888,014	$54,140	$—
BMO Dividend Income Fund	5,869,364	36,100	1,786,329	(861,463)	807,730	4,065,402	36,100	—
BMO Large-Cap Value Fund	12,576,637	58,770	3,301,319	(1,893,672)	1,514,017	8,954,433	58,770	—
BMO Large-Cap Growth Fund	11,086,022	299,056	3,341,778	(1,630,307)	1,527,384	7,940,377	—	—

						27,848,226
Small-Cap Funds – 3.2%
BMO Small-Cap Growth Fund	4,199,136	—	1,208,267	(844,471)	758,310	2,904,708	—	—
BMO Small-Cap Value Fund	4,221,901	—	1,215,783	(154,313)	206,859	3,058,664	—	—

						5,963,372
International Funds – 8.3%
BMO LGM Emerging Markets Equity Fund	7,767,634	411,738	1,648,352	(468,629)	(32,457)	6,029,934	—	—
BMO Pyrford International Stock Fund	7,708,926	—	1,687,193	(777,056)	346,031	5,590,708	—	—
BMO Disciplined International Equity Fund	5,320,579	—	1,210,536	(467,317)	219,771	3,862,497	—	—

						15,483,139
Fixed Income Funds – 13.7%
BMO Core Plus Bond Fund	24,491,541	1,075,650	7,017,004	(510,622)	127,692	18,167,257	160,480	—
BMO Corporate Income Fund	10,130,350	72,278	2,589,977	(180,066)	(2,858)	7,429,727	74,217	—

						25,596,984
Short-Term Investment – 33.3%

Cash Sweep Investments in BMO
Government Money Market Fund — Premier Class, 0.010%	2,037,843	71,539,917	11,288,532	—	—	62,289,228	56	—

Totals	$104,898,038	$73,862,371	$39,085,124	$ (8,907,883)	$6,413,547	$137,180,949	$383,763	$—

Growth Allocation Fund

Large-Cap Funds – 18.7%
BMO Low Volatility Equity Fund	$6,136,157	$239,408	$3,913,081	$(1,298,689)	$1,236,569	$2,400,364	$34,438	$—
BMO Dividend Income Fund	3,782,171	23,262	2,371,220	(1,096,482)	1,086,011	1,423,742	23,262	—
BMO Large-Cap Value Fund	8,150,788	38,088	4,901,998	(1,928,971)	1,742,356	3,100,263	38,088	—
BMO Large-Cap Growth Fund	7,266,447	225,748	4,665,797	(2,165,786)	2,144,190	2,804,802	—	—

						9,729,171
Small-Cap Funds – 4.2%
BMO Small-Cap Growth Fund	2,623,937	—	1,561,519	(905,241)	849,922	1,007,099	—	—
BMO Small-Cap Value Fund	3,029,620	—	1,907,584	(311,982)	363,483	1,173,537	—	—

						2,180,636
International Funds – 10.2%
BMO LGM Emerging Markets Equity Fund	5,107,898	254,824	2,943,739	(488,963)	196,555	2,126,575	—	—
BMO Pyrford International Stock Fund	4,777,116	—	2,692,665	(891,342)	642,380	1,835,489	—	—
BMO Disciplined International Equity Fund	3,445,299	—	1,952,298	(447,230)	300,073	1,345,844	—	—

						5,307,908
Fixed Income Funds – 6.9%
BMO Core Plus Bond Fund	3,056,786	19,642	1,841,546	(149,666)	98,898	1,184,114	19,837	—
BMO Corporate Income Fund	6,264,448	44,247	3,764,054	(200,753)	78,410	2,422,298	44,812	—

						3,606,412
Short-Term Investment – 145.2%

Cash Sweep Investments in BMO
Government Money Market Fund — Premier Class, 0.010%	1,409,064	77,675,046	3,588,374	—	—	75,495,736	28	—

Totals	$55,049,731	$78,520,265	$36,103,875	$(9,885,105)	$8,738,847	$96,319,863	$160,465	$—

Notes to Schedules of Investments (Unaudited)

Fund/Security Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change In Unrealized Appreciation (Depreciation)	Net Realized Gain(Loss)	Value, End of Period	Dividends Credited to Income	Net Realized Gain on Capital Gain Distributions

Aggressive Allocation Fund

Large-Cap Funds – 24.0%
BMO Low Volatility Equity Fund	$11,679,044	$65,547	$5,166,060	$(1,620,309)	$1,434,103	$6,392,325	$65,546	$—
BMO Dividend Income Fund	7,725,233	47,515	3,447,632	(1,399,706)	1,340,042	4,265,452	47,514	—
BMO Large-Cap Value Fund	15,191,350	70,988	6,380,463	(2,353,679)	1,940,078	8,468,274	70,988	—
BMO Large-Cap Growth Fund	13,419,988	—	5,673,301	(2,615,637)	2,508,093	7,639,143	—	—

						26,765,194
Small-Cap Funds – 5.7%
BMO Small-Cap Growth Fund	5,763,845	—	2,452,240	(1,022,975)	885,316	3,173,946	—	—
BMO Small-Cap Value Fund	5,423,407	—	2,357,970	(309,864)	377,611	3,133,184	—	—

						6,307,130
International Funds – 13.3%
BMO LGM Emerging Markets Equity Fund	10,880,158	—	3,987,996	(542,308)	(92,547)	6,257,307	—	—
BMO Pyrford International Stock Fund	9,083,827	—	3,241,183	(951,799)	457,699	5,348,544	—	—
BMO Disciplined International Equity Fund	5,645,529	—	2,169,404	(556,566)	303,853	3,223,412	—	—

						14,829,263
Short-Term Investment – 71.1%

Cash Sweep Investments in BMO
Government Money Market Fund — Premier Class, 0.010%	1,536,452	81,416,605	3,773,737	—	—	79,179,320	42	—

Totals	$86,348,833	$81,600,655	$38,649,986	$ (11,372,843)	$9,154,248	$127,080,907	$184,090	$—